NOTES PAYABLE AND CONVERTIBLE DEBENTURES - NON-RELATED PARTIES (Details 3) - Convertible Notes	12 Months Ended
Dec. 31, 2015
Expected life (in years)	5 years
Expected volatility	229.00%
Average risk free interest rate	1.01%
Dividend yield	0.00%